ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	As of December 31,
	2016	2017

Accounts receivable	1,056	937
Less: allowance for doubtful accounts	(34)	(36)

Accounts receivable, net	1,022	901

Schedule of movement of allowance for doubtful accounts
	As of December 31,
	2016	2017
Balance at beginning of the year	36	34
Increase of the allowance for doubtful accounts	—	—
Foreign currency adjustment	(2)	2

Balance at end of the year	34	36